Taxes on Income - Schedule of Reconciliation of Theoretical Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Theoretical Tax Expense [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 4,964	$ 5,526	$ 5,617
Theoretical tax expense	1,142	1,271	1,292
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(583)	(757)	(797)
Theoretical tax expense net of tax benefits	559	514	495
Disallowable deductions	120	140	20
Taxes on income from previous years	(44)	(88)	(80)
Changes in valuation allowance	(229)	(178)	(119)
Other	(79)	(29)	14
TAXES ON INCOME	334	359	330
*As follows:
Taxable in Israel	3,757	4,830	5,144
Taxable outside Israel	1,207	696	473
INCOME BEFORE TAXES ON INCOME	$ 4,964	$ 5,526	$ 5,617